Investments in Equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Interests in Other Entities
	December 31,
	2018	2019
	(in thousands)
Associates	$5,973,127	5,820,759
Joint ventures	312,738	178,720
	$6,285,865	5,999,479

Schedule of Interests in Associates

(a)	Associates

		Principal	December 31, 2018		December 31, 2019
Name of associate	Principal activities	place of business	Ownership interest	Amount	Ownership interest	Amount
			%	(in thousands)%		(in thousands)
Lextar Electronics Corp. (“Lextar”)	Manufacturing and sales of Light Emitting Diode	Taiwan ROC	27	$3,082,178	27	$2,909,521
Star Shining Energy Corporation (“SSEC”)	Investment	Taiwan ROC	33	1,002,874	33	1,015,512
Raydium Semiconductor Corporation (“Raydium”)	IC design	Taiwan ROC	18	716,381	17	740,504
Daxin Materials Corp. (“Daxin”)	Research, manufacturing, and sales of display related chemicals	Taiwan ROC	25	654,940	25	688,813
Star River Energy Corp. (“SREC”)	Investment	Taiwan ROC	34	434,421	34	444,550
Others				82,333		21,859
				$5,973,127		$5,820,759

None of the above associates is considered individually material to the Company. The following table summarized the amount recognized by the Company at its share of those associates.

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
The Company’s share of profits of associates	$251,699	307,992	195,865
The Company’s share of other comprehensive loss of associates	(62,084)	(15,477)	(35,224)
The Company’s share of total comprehensive income of associates	$189,615	292,515	160,641

Schedule of Joint Ventures

The following table summarized the amount recognized by the Company at its share of those joint ventures.

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
The Company’s share of profits (loss) of joint ventures	$(12,693)	3,722	(45,958)
The Company’s share of other comprehensive income of joint ventures	-	-	-
The Company’s share of total comprehensive income (loss) of joint ventures	$(12,693)	3,722	(45,958)